Pay vs Performance Disclosure - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2024	Sep. 02, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below includes information to demonstrate the relationship, for fiscal years 2025, 2024, and 2023 between certain financial performance measures and the compensation of each of our principal executive officers (each, a “PEO”) or the average compensation of our named executive officers other than the PEO (the “non-PEO NEOs”). For additional information about our performance-based pay philosophy and how we align executive compensation with our performance, refer to the section entitled “Compensation Discussion and Analysis.”

Fiscal Year(1)	Summary Compensation Table Total for PEO#1 ($)(2)	Compensation Actually Paid to PEO#1 ($)(3)(4)	Summary Compensation Table Total for PEO#2 ($)(2)	Compensation Actually Paid to PEO#2 ($)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(6)	Value of Initial Fixed $100 Investment based on:
							Total Shareholder Return ($)(7)	Net Income (Loss)(8) ($)
2025	3,042,119	1,199,375	1,199,334	602,265	1,233,163	746,671	70	(1.591 million)
2024	3,516,039	(125,703)			1,173,971	(72,097)	93	(15.545 million)
2023	2,635,689	4,503,094			1,141,490	1,914,634	197	(9.280 million)

(1)	The Company’s named executive officers, including its PEO for the applicable years, were as follows:
2025: Suzanne Winter (PEO#1); Sandeep Chalke (PEO#2); and Ali Pervaiz and Jesse Chew (non-PEO NEOs).
2023 and 2024: Suzanne Winter (PEO); and Ali Pervaiz, Sandeep Chalke, Jesse Chew, and Michael Hoge (non-PEO NEOs).
(2)	The dollar amounts reported are the total compensation reported for each PEO (as specified in Footnote 1 above) for each fiscal year in the “Total” column of the Summary Compensation Table.
(3)
Compensation actually paid does not necessarily reflect the amounts of compensation actually earned, realized, or received by our named executive officers in each fiscal year. Rather, compensation actually paid is calculated by making certain adjustments to the amount of compensation reported in the “Total” column of the Summary Compensation Table for each PEO (or the average of the non-PEO NEOs) in accordance with the requirements of Item 402(v) of Regulation S K. We have not reported any amounts in our Summary Compensation Table with respect to, and we do not maintain and have not maintained for the fiscal years shown in the table, any defined benefit or actuarial pension plans for our named executive officers, and accordingly, no adjustments are shown in footnotes (4) and (6) below for any such compensation.

(4)	Compensation actually paid to each PEO for the respective fiscal years reported is calculated as follows:

	2025 PEO#1 ($)	2025 PEO#2 ($)	2024 ($)	2023 ($)
Total compensation reported in Summary Compensation Table	3,042,119	1,199,334	3,516,039	2,635,689
Less: Grant date fair value of equity awarded in the covered fiscal year(a)	2,314,147	673,206	2,708,486	1,614,170
Plus:
Fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	1,421,696	413,584	1,888,676	2,666,333
Change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are vested(c)	(666,436)	(328,063)	(2,353,594)	723,795
Vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	56,355	(9,383)	(468,338)	91,447
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	340,212	—	—	—
Compensation Actually Paid to PEO	1,199,375	602,265	(125,703)	4,503,094

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year, of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)	Our PEOs did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
The dollar amounts reported are average of the total compensation reported our non-PEO NEOs for the respective fiscal year (as specified in Footnote 1 above) in the “Total” column of the Summary Compensation Table.

(6)	Compensation actually paid on average to our non-PEO NEOs (as specified in Footnote 1 above) for the respective fiscal years reported is calculated as follows:

	2025 ($)	2024 ($)	2023 ($)
Average total compensation reported in Summary Compensation Table	1,233,163	1,173,971	1,141,490
Less: Average grant date fair value of equity awarded in the covered fiscal year(a)	712,653	689,432	494,337
Plus:
Average fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	437,818	480,753	816,560
Average change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are unvested(c)	(173,881)	(895,539)	369,474
Average vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—
Average change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	29,060	(141,850)	81,447
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	66,835	—	—
Average Compensation Actually Paid to Non-PEO NEOs	746,671	(72,097)	1,914,634

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)	Our non-PEO NEOs did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)	As calculated in the manner prescribed by Item 201(e) of Regulation S-K. Represents the cumulative total stockholder return of the Company over the applicable measurement period.
(8)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The Company’s named executive officers, including its PEO for the applicable years, were as follows:
2025: Suzanne Winter (PEO#1); Sandeep Chalke (PEO#2); and Ali Pervaiz and Jesse Chew (non-PEO NEOs).
2023 and 2024: Suzanne Winter (PEO); and Ali Pervaiz, Sandeep Chalke, Jesse Chew, and Michael Hoge (non-PEO NEOs).

Adjustment To PEO Compensation, Footnote
(4)	Compensation actually paid to each PEO for the respective fiscal years reported is calculated as follows:

	2025 PEO#1 ($)	2025 PEO#2 ($)	2024 ($)	2023 ($)
Total compensation reported in Summary Compensation Table	3,042,119	1,199,334	3,516,039	2,635,689
Less: Grant date fair value of equity awarded in the covered fiscal year(a)	2,314,147	673,206	2,708,486	1,614,170
Plus:
Fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	1,421,696	413,584	1,888,676	2,666,333
Change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are vested(c)	(666,436)	(328,063)	(2,353,594)	723,795
Vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	56,355	(9,383)	(468,338)	91,447
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	340,212	—	—	—
Compensation Actually Paid to PEO	1,199,375	602,265	(125,703)	4,503,094

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year, of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)	Our PEOs did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount				$ 1,233,163	$ 1,173,971	$ 1,141,490
Non-PEO NEO Average Compensation Actually Paid Amount				$ 746,671	(72,097)	1,914,634
Adjustment to Non-PEO NEO Compensation Footnote
(6)	Compensation actually paid on average to our non-PEO NEOs (as specified in Footnote 1 above) for the respective fiscal years reported is calculated as follows:

	2025 ($)	2024 ($)	2023 ($)
Average total compensation reported in Summary Compensation Table	1,233,163	1,173,971	1,141,490
Less: Average grant date fair value of equity awarded in the covered fiscal year(a)	712,653	689,432	494,337
Plus:
Average fair value as of June 30th of awards granted during and outstanding and unvested at the end of the covered fiscal year(b)	437,818	480,753	816,560
Average change in fair value as of the end of the covered fiscal year of outstanding awards granted in prior fiscal years that are unvested(c)	(173,881)	(895,539)	369,474
Average vesting date fair value of equity awards granted and vested during the covered fiscal year(d)	—	—	—
Average change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(e)	29,060	(141,850)	81,447
Earnings paid on unvested awards for dividends or other earnings (not otherwise reflected in total compensation for the covered fiscal year)	—	—	—
Less: Fair value as of June 30th at end of immediately prior fiscal year of awards granted in prior fiscal years that were forfeited during the covered fiscal year(f)	66,835	—	—
Average Compensation Actually Paid to Non-PEO NEOs	746,671	(72,097)	1,914,634

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. See the notes to the Summary Compensation Table and Grants of Plan-Based Awards table for more information on how we determine fair value for equity awards.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the change in fair value, measured from the prior fiscal year-end to the last day of the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)	Our non-PEO NEOs did not have any option or stock awards that were granted and vested during the covered fiscal year.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which were forfeited or failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount				$ 70	93	197
Net Income (Loss)				1,591,000	$ (15,545,000)	$ (9,280,000)
PEO Name	Sandeep Chalke	Suzanne Winter	Suzanne Winter		Suzanne Winter	Suzanne Winter
Suzanne Winter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,042,119	$ 3,516,039	$ 2,635,689
PEO Actually Paid Compensation Amount				1,199,375	(125,703)	4,503,094
Sandeep Chalke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,199,334
PEO Actually Paid Compensation Amount				602,265
PEO | Suzanne Winter [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Suzanne Winter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,314,147)	(2,708,486)	(1,614,170)
PEO | Suzanne Winter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,421,696	1,888,676	2,666,333
PEO | Suzanne Winter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(666,436)	(2,353,594)	723,795
PEO | Suzanne Winter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Suzanne Winter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				56,355	(468,338)	91,447
PEO | Suzanne Winter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(340,212)	0	0
PEO | Suzanne Winter [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Sandeep Chalke [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Sandeep Chalke [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(673,206)
PEO | Sandeep Chalke [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				413,584
PEO | Sandeep Chalke [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(328,063)
PEO | Sandeep Chalke [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Sandeep Chalke [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,383)
PEO | Sandeep Chalke [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Sandeep Chalke [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(712,653)	(689,432)	(494,337)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				437,818	480,753	816,560
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(173,881)	(895,539)	369,474
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				29,060	(141,850)	81,447
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(66,835)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0